Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of minimum ranges, maximum ranges and the average for the property before any adjustment	Dec. 31, 2022 m²
Agustino Plaza Shopping Center [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of minimum ranges, maximum ranges and the average for the property before any adjustment [Line Items]
Lease office - Surquillo	1,008
Lease office - Surquillo [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of minimum ranges, maximum ranges and the average for the property before any adjustment [Line Items]
Lease office - Surquillo	3,118
Minimum range [Member] | Agustino Plaza Shopping Center [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of minimum ranges, maximum ranges and the average for the property before any adjustment [Line Items]
Lease office - Surquillo	900
Minimum range [Member] | Lease office - Surquillo [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of minimum ranges, maximum ranges and the average for the property before any adjustment [Line Items]
Lease office - Surquillo	2,500
Maximum range [Member] | Agustino Plaza Shopping Center [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of minimum ranges, maximum ranges and the average for the property before any adjustment [Line Items]
Lease office - Surquillo	1,125
Maximum range [Member] | Lease office - Surquillo [Member]
Investment Property, Property, Plant and Equipment, and Right-of-Use Assets (Details) - Schedule of minimum ranges, maximum ranges and the average for the property before any adjustment [Line Items]
Lease office - Surquillo	3,700